Statements of cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Net income (loss) for the year	$ 1,728,194	$ 723,525
Adjustment to reconcile net income (loss) for the year to net cash from operating activities
Net realized (gains) losses on redemptions and sales of gold bullion	(57,138)	(36,901)
Net change in unrealized (gains) losses on gold bullion	(1,701,279)	(711,174)
Net changes in operating assets and liabilities
Increase (decrease) in accounts payable	2,907	(18)
Net cash provided by (used in) operating activities	(27,316)	(24,568)
Cash flows from investing activities
Purchases of gold bullion	(549,085)	(198,628)
Sales of gold bullion		9,779
Net cash provided by (used in) investing activities	(549,085)	(188,849)
Cash flows from financing activities
Proceeds from issuance of Units (note 7)	564,199	243,051
Payments on redemption of Units (note 7)	(3,504)	(3,859)
Underwriting commissions and issue expenses	(854)	(585)
Net cash provided by (used in) financing activities	559,841	238,607
Net increase (decrease) in cash during the year	(16,560)	25,190
Cash at beginning of year	25,484	294
Cash at end of year	$ 8,924	$ 25,484